Organization and Nature of Operations (Tables)	12 Months Ended
Sep. 30, 2025
Organization and Nature of Operations [Abstract]
Schedule of Organization and Nature of Operations
Entity Name	Registered Location	Date of Incorporation	Ownership as of the issuance date of the report
Huadi International Group Co., Ltd. (“Huadi International”)	Cayman Island	September 27, 2018	Parent
Yongqiang Tuoxing Limited. (“Yongqiang Tuoxing”)	British Virgin Island	October 2, 2018	100% by the Parent
Hong Kong Beach Limited. (“HK Beach”)	Hong Kong	November 7, 2018	100% by Yongqiang Tuoxing
Wenzhou Hongshun Stainless Steel Limited. (“Hongshun”)	Wenzhou, China	June 3, 2019	100% by HK Beach
Huadi Steel Group Limited. (“Huadi Steel”)	Wenzhou, China	November 12,1998	99% by Hongshun
Huadi (Songyang) Co., Ltd. (“Huadi Songyang”)	Songyang, China	June 15, 2023	100% by HK Beach